1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Summary Of Significant Accounting Policies Details 2
Equipment	10 years	10 years
Office Computers & Equipment	6 years	6 years
Office Software	3 years	3 years